STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
STATEMENT OF COMPREHENSIVE INCOME
Net income in the period	R$ 2,716,375	R$ 1,609,139
Other Components of the Comprehensive Income
Financial instruments at fair value through OCI	(182,222)	16,192
Deferred Income Tax/Social Contribution	57,754	(5,072)
Actuarial gains or losses	(28,635)	(41,782)
Deferred Income Tax/Social Contribution on Net Income		14,206
Other Components of the Comprehensive Income Items that will not be Reclassified to the result	(153,103)	(16,456)
Other Components of the Comprehensive Income Items that may be reclassified to profit or loss
Cumulative Conversion Adjustments	(63,491)	38,692
Cash flow hedge adjustment	(2,795)
Share in comprehensive income of subsidiaries, affiliates and jointly controlled companies	(280)	(1,490)
Other components of comprehensive income Items that may be reclassified to income	(66,566)	37,202
Other components of the comprehensive income in the period	(219,669)	20,746
Total comprehensive income in the period	2,496,706	1,629,885
Portion attributed to controlling shareholders	2,488,673	1,621,813
Non-controlling portion	8,033	8,072
Total comprehensive income in the year	R$ 2,496,706	R$ 1,629,885